FT Vest Laddered Small Cap Moderate Buffer ETF Annual Fund Operating Expenses - FT Vest Laddered Small Cap Moderate Buffer ETF - FT Vest Laddered Small Cap Moderate Buffer ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.91%
Expenses (as a percentage of Assets)	1.01%